Note 12 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2014	2013	2012

Number of shares issued	14,618	28,634	32,765

Fair value of stock contributed	$351	$640	$617

Cash contributed	300	73	82

Total expense	$651	$713	$699